Prepayment for CIP Project (Details) ¥ in Millions	12 Months Ended
	Sep. 30, 2023 USD ($)	Sep. 30, 2023 CNY (¥)	Sep. 30, 2022 USD ($)	Sep. 30, 2022 CNY (¥)	Jun. 25, 2021 USD ($)	Jun. 25, 2021 CNY (¥)
Prepayment for CIP Project [Line Items]
Additional capital expenditure	$ 3,400,000
Chenyuan [Member]
Prepayment for CIP Project [Line Items]
Total estimated budget		¥ 69.2	$ 9,500,000
Construction in Progress [Member]
Prepayment for CIP Project [Line Items]
Total estimated budget					$ 22,600,000	¥ 165.0
Construction amount			391,653	¥ 2.9
Additional capital expenditure	$ 13,100,000	¥ 95.8
Construction in Progress [Member] | Chenyuan [Member]
Prepayment for CIP Project [Line Items]
Prepayment			$ 9,100,000